UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05739

Name of Fund: BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniEnhanced Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.3%
County of Jefferson Alabama, RB, Series A:
5.50%, 1/01/22	$2,750	$2,519,468
4.75%, 1/01/25	2,200	1,940,840

		4,460,308
Alaska — 0.8%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	400	414,676
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	990	1,114,799
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	1,200	1,458,864
		2,988,339
Arizona — 1.5%
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,300	1,370,369
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	3,250	3,686,637
5.00%, 10/01/29	400	440,020
		5,497,026
California — 18.5%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC) (a):
5.40%, 10/01/24	10,185	10,022,651
5.45%, 10/01/25	6,000	5,896,440
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	6,213,850
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 5.18%, 8/01/37 (b)	2,400	597,912
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	550	603,092
Sutter Health, Series B, 5.88%, 8/15/31	1,200	1,421,424
California State University, RB, Systemwide, Series A (NPFGC), 5.00%, 11/01/35	1,405	1,462,731
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	2,000	2,223,260
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,420	1,567,992

Municipal Bonds	Par (000)	Value
California (concluded)
City of San Jose California, RB, Series A- 1, AMT, 5.75%, 3/01/34	$850	$939,148
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,300	1,421,953
Los Angeles Department of Water & Power, RB, Series C (NPFGC), 5.00%, 7/01/29	5,160	5,404,842
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC):
5.00%, 10/01/29	2,570	2,719,343
5.00%, 10/01/36	1,480	1,559,713
Orange County Sanitation District, COP, Series B (AGM):
5.00%, 2/01/30	1,500	1,661,100
5.00%, 2/01/31	900	991,782
Poway Unified School District, GO, CAB, School Facilities Improvement Election of 2007, 6.27%, 8/01/36 (b)	3,750	1,063,575
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 6.17%, 8/01/38 (b)	5,000	1,305,550
San Diego Unified School District California, GO, CAB, Election of 2008, Series C, 6.84%, 7/01/38 (b)	1,600	415,456
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,175	2,611,784
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	700	777,070
5.00%, 8/01/38	600	657,972
San Mateo County Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 5.53%, 9/01/30 (b)	12,740	5,612,734
State of California, GO:
5.13%, 6/01/27	20	20,046
5.13%, 6/01/31	60	60,116
Tamalpais Union High School District California, GO, Election of 2001, 5.00%, 8/01/13 (c)	1,600	1,713,040
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 6.89%, 8/01/36 (b)	5,500	1,567,775
West Basin Municipal Water District California, COP, Refunding, Series B (AGC), 5.00%, 8/01/30	5,035	5,485,985
		65,998,336
Colorado — 1.1%
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A (Radian), 5.50%, 12/01/27	1,200	1,212,768
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2, AMT, 7.50%, 4/01/31	295	299,328

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	$2,000	$2,252,000
		3,764,096
District of Columbia — 1.6%
District of Columbia, RB, Series B-1 (NPFGC), 5.00%, 2/01/31	5,480	5,589,326
Florida — 13.5%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	1,600	1,727,168
Collier County School Board, COP (AGM), 5.00%, 2/15/23	3,000	3,291,600
County of Broward Florida, RB, Water & Sewer Utility, Series A, 5.25%, 10/01/34	850	952,748
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	3,925	4,171,294
County of Lee Florida, Refunding RB, Series A, AMT:
5.63%, 10/01/26	960	1,066,032
5.38%, 10/01/32	3,160	3,413,179
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	1,400	1,610,826
County of Miami-Dade Florida, RB, Water & Sewer System (AGM), 5.00%, 10/01/39	4,625	5,034,867
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Miami International Airport AMT (AGC), 5.00%, 10/01/40	9,900	10,144,530
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	2,000	2,277,280
5.38%, 10/01/29	1,050	1,195,446
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,450	1,659,032
Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC), 5.38%, 10/01/33	4,050	4,316,692
Orange County School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	3,550	3,952,890
(NPFGC), 5.00%, 8/01/31	2,000	2,119,640
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	275	294,135
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	1,000	1,117,290
		48,344,649

Municipal Bonds	Par (000)	Value
Georgia — 3.6%
Burke County Development Authority, RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	$1,150	$1,237,745
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	725	792,715
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 1/01/25	7,475	10,696,800
		12,727,260
Illinois — 20.9%
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT:
(AGM), 5.75%, 1/01/23	5,670	6,000,618
(Syncora), 6.00%, 1/01/29	2,500	2,663,175
City of Chicago Illinois, GO, Board of Education, Series A, 5.50%, 12/01/39	2,375	2,691,065
City of Chicago Illinois, Board of Education, GO, Refunding:
Series A (AGM), 5.50%, 12/01/31	2,875	3,569,744
Chicago School Reform Board, (NPFGC), 5.50%, 12/01/26	725	883,521
City of Chicago Illinois, Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	550	606,760
City of Chicago Illinois, Transit Authority, RB, Sales Tax Revenue, 5.25%, 12/01/36	595	665,210
City of Chicago Illinois, RB, Series A:
(AGC), 5.00%, 1/01/38	2,000	2,101,160
General Third Lien, 5.75%, 1/01/39	5,110	5,832,554
City of Chicago Illinois, Refunding GARB, Third Lien, Series A, AMT (NPFGC), 5.75%, 1/01/21	4,500	4,513,725
County of Cook Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/12 (c)	2,460	2,562,508
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	650	699,894
Illinois Finance Authority, Refunding RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,000	1,090,160
Illinois HDA, RB, Liberty Arms Senior Apartments, Series D, AMT (AMBAC), 4.88%, 7/01/47	2,200	2,179,738
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/35	1,000	1,066,400
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	17,620	19,299,362

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC) (b):
5.15%, 12/15/26	$5,000	$2,738,200
5.96%, 12/15/33	9,950	3,314,146
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 6.25%, 6/15/44 (b)	3,450	595,677
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	675	756,891
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	8,800	10,719,632
		74,550,140
Indiana — 1.2%
Indiana Finance Authority, RB, First Lien, CWA Authority Project, Series A, 5.25%, 10/01/38	1,100	1,229,866
Indiana Municipal Power Agency, RB, Series B, 5.75%, 1/01/34	400	427,748
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.25%, 1/01/29	600	678,540
5.50%, 1/01/38	1,825	2,046,263
		4,382,417
Iowa — 4.0%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	5,725	6,313,473
Iowa Student Loan Liquidity Corp., RB, Series A-2, AMT:
5.60%, 12/01/26	3,670	3,930,423
5.70%, 12/01/27	1,670	1,774,475
5.80%, 12/01/29	1,125	1,188,776
5.85%, 12/01/30	1,170	1,233,403
		14,440,550
Louisiana — 1.4%
Jefferson Parish Hospital Service District No. 1, Refunding RB, Jefferson Medical Center, Series A, 6.00%, 1/01/39	420	467,141
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,250	1,476,025
Parish of Saint John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	3,150	3,193,627
		5,136,793
Massachusetts — 1.3%
Massachusetts HFA, Refunding RB, AMT:
Rental Housing, Series A (AGM), 5.15%, 7/01/26	625	633,838
Series C, 5.35%, 12/01/42	1,150	1,208,822

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	$2,700	$2,957,580
		4,800,240
Michigan — 6.0%
City of Detroit Michigan, RB, Senior Lien (AGM), 7.50%, 7/01/33	500	631,125
City of Detroit Michigan, RB, Series B, Second Lien (AGM):
6.25%, 7/01/36	400	463,928
7.00%, 7/01/36	200	242,026
City of Detroit Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,500	2,845,325
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	425	460,891
Lansing Board of Water & Light Utilities, RB, Series A, 5.50%, 7/01/41	1,700	1,973,666
Michigan Higher Education Student Loan Authority, Refunding RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	1,500	1,513,485
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	145	163,698
Series I-A, 5.38%, 10/15/41	700	787,843
Series II-A (AGM), 5.25%, 10/15/36	900	1,009,710
Michigan State Finance Authority, Refunding RB, Trinity Health, 5.00%, 12/01/39	4,300	4,560,322
Michigan State Housing Development Authority, RB, Series C, AMT, 5.50%, 12/01/28	1,100	1,154,604
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, AMT (Synora):
Series A, 5.50%, 6/01/30	1,300	1,322,087
Series C, 5.45%, 12/15/32	4,300	4,331,390
		21,460,100
Minnesota — 0.8%
City of Minneapolis Minnesota, Fairview Health Services, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,500	2,951,200
Nevada — 3.1%
City of Carson City Nevada, RB, Carson- Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	1,250	1,285,337
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	850	991,823

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	$3,800	$4,143,710
Southwest Gas Corp. Project, Series A, AMT (FGIC), 4.75%, 9/01/36	75	71,242
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	1,275	1,322,506
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	3,200	3,284,032
		11,098,650
New Jersey — 6.8%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/31	600	621,936
Cigarette Tax (Radian), 5.75%, 6/15/34	305	316,529
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	3,125	3,352,656
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	7,800	8,368,230
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	2,000	2,306,940
New Jersey Higher Education Assistance Authority, RB, Series 1, AMT, 5.50%, 12/01/26	600	653,388
New Jersey Higher Education Student Assistance Authority, RB, Series 1, AMT, 5.75%, 12/01/27	3,870	4,280,530
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	2,000	2,294,780
Series B, 5.25%, 6/15/36	1,825	2,053,399
		24,248,388
New York — 4.6%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	1,500	1,707,510
Hudson New York Yards Infrastructure Corp., RB, Series A, Series A, 5.75%, 2/15/47	700	791,007
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	4,000	4,983,920
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4:
5.50%, 1/15/33	1,600	1,828,896
5.50%, 1/15/34	2,750	3,134,230
New York HFA, RB, Affordable Housing, Series B, 5.30%, 11/01/37	2,500	2,586,075
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,200	1,415,220
		16,446,858

Municipal Bonds	Par (000)	Value
North Carolina — 0.2%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	$850	$862,104
Ohio — 0.5%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	530	646,028
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	1,025	1,093,921
		1,739,949
Pennsylvania — 0.8%
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.25%, 10/01/32	1,500	1,544,880
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor License Fund, 6.00%, 12/01/36	575	696,526
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	400	456,312
		2,697,718
Puerto Rico — 3.2%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series C, 6.04%, 8/01/38 (b)	8,000	1,969,440
First Sub-Series A, 6.38%, 8/01/39	3,200	3,735,648
First Sub-Series A, 6.00%, 8/01/42	2,275	2,573,616
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C, 6.00%, 8/01/39	1,180	1,352,304
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.68%, 8/01/41 (b)	8,500	1,695,495
		11,326,503
Rhode Island — 0.7%
Rhode Island Health & Educational Building Corp., Refunding RB, Public Schools Financing Program, Series E (AGC), 6.00%, 5/15/29	2,275	2,601,781
South Carolina — 1.3%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	115	133,878
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,000	1,137,020

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2012	4

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina (concluded)
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	$3,000	$3,303,570
		4,574,468
Tennessee — 2.6%
Memphis Center City Revenue Finance Corp., RB, Subordinate, Pyramid & Pinch District, Series B, (AGM), 5.25%, 11/01/30	2,955	3,357,973
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board,
Refunding RB, Vanderbilt University, Series B, 5.50%, 10/01/29	5,000	6,067,650
		9,425,623
Texas — 10.1%
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,100	2,530,962
5.38%, 11/15/38	1,350	1,528,227
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series A (NPFGC), 5.50%, 11/01/33	13,000	13,232,960
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	1,725	1,930,568
North Texas Tollway Authority, RB (AGC) System, First Tier:
Series K-1, 5.75%, 1/01/38	3,800	4,268,958
Series K-2, 6.00%, 1/01/38	4,015	4,571,238
North Texas Tollway Authority, Refunding RB, First Tier:
Series A, 6.00%, 1/01/28	2,795	3,263,834
System (NPFGC), 5.75%, 1/01/40	1,600	1,735,648
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.50%, 8/15/39	3,150	3,175,389
		36,237,784
Washington — 1.8%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	1,600	1,745,696
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	900	955,683
5.25%, 10/01/39	625	676,675
Washington Health Care Facilities Authority, Refunding RB, Providence Health, Series D (AGM), 5.25%, 10/01/33	2,800	3,054,324
		6,432,378

Municipal Bonds	Par (000)	Value
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	$1,375	$1,492,026
Total Municipal Bonds – 113.6%		406,275,010

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Arizona — 0.8%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,200	1,350,000
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,500	1,642,755
		2,992,755
California — 4.2%
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,500	2,734,525
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	7,458	7,675,452
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	404	463,565
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	2,810	3,039,718
University of California, RB, Series O, 5.75%, 5/15/34	840	988,386
		14,901,646
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A, 5.50%, 7/01/34	900	995,971
District of Columbia — 1.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,005	1,215,065
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	1,770	2,211,214
		3,426,279
Florida — 6.8%
City of Tallahassee Florida Energy System, RB (NPFGC):
5.00%, 10/01/32	4,000	4,303,680
5.00%, 10/01/37	7,500	8,021,625
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	1,349	1,470,683

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2012	5

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Florida (concluded)
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.00%, 5/01/33	$10,000	$10,610,000
		24,405,988
Georgia — 5.2%
City of Atlanta Georgia, RB, General, Series B (AGM), 5.25%, 1/01/33	17,356	18,620,787
Illinois — 3.0%
City of Chicago Illinois, RB, Sale Tax Revenue, Series A, 5.00%, 1/01/41	3,430	3,797,216
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	1,880	2,069,497
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	4,399	4,870,774
		10,737,487
Louisiana — 1.6%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/36	5,400	5,749,974
Massachusetts — 3.3%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	10,600	11,834,749
Nevada — 3.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	3,778	4,364,108
Clark County Water Reclamation District, GO, Series B:
5.50%, 7/01/29	4,499	5,290,625
5.75%, 7/01/34	1,829	2,171,073
		11,825,806
New York — 1.6%
New York City Municipal Water & Sewer Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,260	1,471,981
Port Authority of New York & New Jersey, RB, Construction One Hundred Forty- Third, 5.00%, 10/01/30	2,500	2,664,075
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	1,300	1,483,534
		5,619,590
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	580	641,689
Puerto Rico — 0.7%
Puerto Rico Sales Tax Financing Corp., RB, Series C, 5.25%, 8/01/40	2,380	2,643,014

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
South Carolina — 2.6%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	$3,120	$3,466,570
5.25%, 12/01/29	2,765	3,066,744
5.25%, 12/01/30	1,010	1,118,262
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,275	1,449,700
		9,101,276
South Dakota — 0.7%
South Dakota HDA, RB, Homeownership Mortgage Series K, 5.05%, 5/01/36	2,500	2,521,025
Texas — 1.2%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	2,200	2,593,261
North East ISD Texas, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37	1,600	1,769,680
		4,362,941
Utah — 1.6%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/36	5,000	5,557,550
Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	350	391,318
Washington — 1.2%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	4,004	4,439,777
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,430	1,521,675
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 39.8%		142,291,297
Total Long-Term Investments (Cost – $501,487,864) – 153.4%		548,566,307

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (e)(f)	14,467,795	14,467,795
Total Short-Term Securities (Cost – $14,467,795) – 4.0%		14,467,795

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2012	6

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost - $515,955,659*) 157.4%	$563,034,102
Other Assets Less Liabilities – 1.5%	5,457,973
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (19.1)%	(68,308,112)
VRDP Shares, at Liquidation Value – (39.8)%	(142,500,000)
Net Assets – 100.0%	$357,683,963

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$448,177,902
Gross unrealized appreciation	$47,209,538
Gross unrealized depreciation	(635,421)
Net unrealized appreciation	$46,574,117

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at January 31, 2012	Income
FFI Institutional Tax-Exempt Fund	3,470,954	10,996,841	14,467,795	$3,117

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RADIAN	Radian Financial Guaranty
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
40	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$5,290,000	$(70,076)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2012	7

Schedule of Investments (concluded)	BlackRock MuniEnhanced Fund, Inc. (MEN)

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$548,566,307	—	$548,566,307
Short-Term Securities	$14,467,795	—	—	14,467,795
Total	$14,467,795	$548,566,307	—	$563,034,102

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(70,076)	—	—	$(70,076)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2012	8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: March 23, 2012